LONG TERM DEBT (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Local onlending	31,238	21,867
Euronotes	2,721	1,534
Fixed rate notes	550	148
Mortgage notes	1,217	971
Trade financing borrowings	5,967	5,907
Debentures	1,384	2,764
Subordinated debt	34,407	22,725
Other long-term debt	7,284	3,060
Long-term debt	84,768	58,976